Annual Fund Operating Expenses - Xtrackers MSCI EAFE ESG Leaders Equity ETF - Xtrackers MSCI EAFE ESG Leaders Equity ETF	Dec. 18, 2020
Operating Expenses:
Management fee	0.14%
Other Expenses	none
Total annual fund operating expenses	0.14%